Stockholders' Equity - Outstanding Convertible Preferred Stock (Detail) - Convertible Preferred Stock - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Class of Stock [Line Items]
Shares Authorized	58,976,739	47,495,880	0
Shares Issued	54,508,441	42,482,490	0
Shares Outstanding	54,508,441	42,482,490	0
Aggregate Liquidation preference	$ 241,566	$ 111,874	$ 0
Proceeds, Net of Issuance Costs	$ 236,824	$ 111,691
Series A Preferred Stock
Class of Stock [Line Items]
Shares Authorized	13,173,240	13,173,240
Shares Issued	13,076,491	13,173,240
Shares Outstanding	13,076,491	13,173,240
Aggregate Liquidation preference	$ 4,590	$ 4,624
Proceeds, Net of Issuance Costs	$ 4,592	$ 4,624
Series B Preferred Stock
Class of Stock [Line Items]
Shares Authorized	11,416,062	11,416,062
Shares Issued	11,146,895	11,416,062
Shares Outstanding	11,146,895	11,416,062
Aggregate Liquidation preference	$ 11,717	$ 12,000
Proceeds, Net of Issuance Costs	$ 11,658	$ 11,941
Series C Preferred Stock
Class of Stock [Line Items]
Shares Authorized	8,452,864	8,466,254
Shares Issued	8,452,864	8,452,864
Shares Outstanding	8,452,864	8,452,864
Aggregate Liquidation preference	$ 25,250	$ 25,250
Proceeds, Net of Issuance Costs	$ 25,196	$ 25,196
Series D Preferred Stock
Class of Stock [Line Items]
Shares Authorized	9,440,324	9,440,324
Shares Issued	9,440,324	9,440,324
Shares Outstanding	9,440,324	9,440,324
Aggregate Liquidation preference	$ 70,000	$ 70,000
Proceeds, Net of Issuance Costs	$ 69,930	$ 69,930
Series E Preferred Stock
Class of Stock [Line Items]
Shares Authorized	11,494,249
Shares Issued	11,494,249
Shares Outstanding	11,494,249
Aggregate Liquidation preference	$ 130,000
Proceeds, Net of Issuance Costs	$ 125,448
Series T Preferred Stock
Class of Stock [Line Items]
Shares Authorized	5,000,000	5,000,000
Shares Issued	897,618
Shares Outstanding	897,618
Aggregate Liquidation preference	$ 9